Schedule of Expected Amortization Expense (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 567,983	$ 4,411,930
2025	812,322	6,309,871
2026	593,326	4,608,778
2027	444,995	3,456,584
Total	$ 2,418,626	$ 18,787,163	$ 15,336,589